Income tax - Tax loss carry-forward (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Available tax loss carry-forward
Historical Loss	$ 1,551,978
Restated tax loss	1,659,761
Utilized	336,819
Total remaining amount	1,322,942
Unrecognized NOLs	(309,710)
Net remaining amount	$ 1,013,232
Statutory income tax rate	30.00%	30.00%	30.00%
Deferred income tax	$ 14,511,827	$ 14,285,711	$ 11,351,888
Tax balances
Adjusted contributed capital account (CUCA)	4,028,022
CUFIN	3,847,209
Tax losses available for offsetting against future taxable income
Available tax loss carry-forward
Deferred income tax	303,970	$ 309,320	$ 343,079
Comercializadora Volaris, S.A. de C.V.
Available tax loss carry-forward
Historical Loss	4,922
Restated tax loss	5,028
Total remaining amount	5,028
Concesionaria
Available tax loss carry-forward
Historical Loss	1,067,836
Restated tax loss	1,175,351
Utilized	217,393
Total remaining amount	957,958
Operaciones Volaris
Available tax loss carry-forward
Historical Loss	3,853
Restated tax loss	4,016
Utilized	4,016
Vuela, S.A.
Available tax loss carry-forward
Historical Loss	475,367
Restated tax loss	475,366
Utilized	115,410
Total remaining amount	359,956
2016, Expiration 2019
Available tax loss carry-forward
Historical Loss	26,658
Restated tax loss	26,658
Utilized	26,658
2017, Expiration 2020
Available tax loss carry-forward
Historical Loss	228,413
Restated tax loss	228,413
Utilized	88,752
Total remaining amount	139,661
2017, Expiration 2027
Available tax loss carry-forward
Historical Loss	1,068,498
Restated tax loss	1,176,068
Utilized	218,110
Total remaining amount	957,958
2018, Expiration 2021
Available tax loss carry-forward
Historical Loss	170,049
Restated tax loss	170,049
Total remaining amount	170,049
2018, Expiration 2028
Available tax loss carry-forward
Historical Loss	3,192
Restated tax loss	3,299
Utilized	3,299
2019, Expiration 2024
Available tax loss carry-forward
Historical Loss	50,246
Restated tax loss	50,246
Total remaining amount	50,246
2019, Expiration 2029
Available tax loss carry-forward
Historical Loss	4,922
Restated tax loss	5,028
Total remaining amount	$ 5,028